Exhibit 99.1

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: October 12, 2017

DATES
Collection Period	36
Collection Period Beginning Date	9/01/2017
Collection Period Ending Date	9/30/2017
Payment Date	10/16/2017
LIBOR Determination Date	9/13/2017
LIBOR Rate	1.234%

I. DEAL SUMMARY

	Ratio	Beginning Period Balance	Principal Distributable Amount	Ending Period Balance
Class A-1 Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-A Notes	0.0%	$0.00	$0.00	$0.00
Class A-2-B Notes	0.0%	$0.00	$0.00	$0.00
Class A-3 Notes	6.2%	$33,089,556.88	$12,129,589.07	$20,959,967.81
Class A-4 Notes	100.0%	$102,000,000.00	$0.00	$102,000,000.00

Total Securities	12.3%	$135,089,556.88	$12,129,589.07	$122,959,967.81

Overcollateralization		$46,876,128.79	$0.00	$46,876,128.79
Reserve Account Balance		$2,604,229.38	$0.00	$2,604,229.38

Net Pool Balance	16.3%	$181,965,685.67	$12,129,589.07	$169,836,096.60

	Coupon Rate	Beginning Period Balance	Interest Distribution Amount
Class A-1 Notes	0.210%	$0.00	$0.00
Class A-2-A Notes	0.570%	$0.00	$0.00
Class A-2-B Notes	1.464%	$0.00	$0.00
Class A-3 Notes	0.960%	$33,089,556.88	$26,471.65
Class A-4 Notes	1.470%	$102,000,000.00	$124,950.00

		$135,089,556.88	$151,421.65

II. AVAILABLE FUNDS

Interest Collections	$589,635.07
Principal Collections (Including Repurchases)	$11,937,683.16
Liquidation Proceeds	$67,441.24
Liquidation Expenses*	($12,017.49)
Investment Earnings (Collections Act. Remitted to servicer)	$8,573.43
Investment Earnings (Reserve Act. Remitted to servicer)	$1,787.35

Total Collections	$12,593,102.76
Reserve Account Draw Amount	$0.00

Total Available Funds	$12,593,102.76

III. DISTRIBUTIONS

	Amount Due	Amount Paid	Shortfall
Servicing Fees	$161,998.85	$161,998.85	$0.00
Class A-1 Notes	$0.00	$0.00	$0.00
Class A-2-A Notes	$0.00	$0.00	$0.00
Class A-2-B Notes	$0.00	$0.00	$0.00
Class A-3 Notes	$26,471.65	$26,471.65	$0.00
Class A-4 Notes	$124,950.00	$124,950.00	$0.00
First Allocation of Principal	$0.00	$0.00	$0.00
Reserve Account Deposit	$0.00	$0.00	$0.00
Regular Principal Distribution Amount	$12,129,589.07	$12,129,589.07	$0.00
Accrued and Unpaid Fees to Owner Trustee	$0.00	$0.00	$0.00
Accrued and Unpaid Fees to Indenture Trustee	$0.00	$0.00	$0.00
Remaining Funds to Residual Certificateholder	$150,093.19	$150,093.19	$0.00

	$12,593,102.76	$12,593,102.76	$0.00

Principal Payment:
First Allocation of Principal	$0.00
Regular Principal Distribution Amount	$12,129,589.07

Total	$12,129,589.07

FIFTH THIRD AUTO TRUST 2014-3

Statement to Securityholders

Determination Date: October 12, 2017

IV. POOL INFORMATION

Beginning of Current Period
Pool Balance	$169,836,096.60
Number of Receivables Outstanding	23,986
Weighted Average Contract Rate	3.816%
Weighted Average Remaining Term (mos)	26.00

V. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Account Balance	$2,604,229.38
Initial Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Target Credit Enhancement Overcollateralization Amount	$46,876,128.79
Beginning Period Overcollateralization Amount	$46,876,128.79
Ending Period Overcollateralization Amount	$46,876,128.79

Overcollateralization Shortfall	$0.00

VI. RESERVE ACCOUNT RECONCILIATION

Specified Reserve Account Balance	$2,604,229.38
Beginning Reserve Account Balance	$2,604,229.38
Reserve Account Deposits Made	$0.00
Reserve Account Earnings	$0.00
Distribute Earnings Collection	$0.00
Reserve Account Draws	$0.00

Ending Reserve Account Balance	$2,604,229.38

VII. LOSS & DELINQUENCY INFORMATION

Defaulted Receivables	$137,663.51
Realized Losses for Collection Period	$146,247.41
CHG Off Recoveries for Collection Period	$21,782.74

Net Losses for Collection Period	$124,464.67
Net Losses as % of Ending Pool Balance	0.073%
Net Loss % for 1 Period Prior	(0.017%)
Net Loss % for 2 Periods Prior	0.010%
Net Loss % for 3 Periods Prior	0.040%

Four-month Average Net Loss %	0.027%

Cumulative Losses (net of recoveries) for All Collection Periods	$2,659,560.76
Cumulative Losses (net of recoveries) as a % of Initial Pool Balance	0.255%

	# of Receivables	Amount
Receivables 30–59 Days Delinquent	201	1,731,691
As % of Ending Pool Balance		1.020%
Receivables 60–89 Days Delinquent	56	451,387
As % of Ending Pool Balance		0.266%
Receivables 90–119 Days Delinquent	26	166,602
As % of Ending Pool Balance		0.098%
Receivables 120–150 Days Delinquent	4	42,793
As % of Ending Pool Balance		0.025%
Receivables 150+ Days Delinquent	5	33,875
As % of Ending Pool Balance		0.020%
Total Repossession	8	45,034
Total Repossessions Life-to-Date	407	5,614,418

Total 30+ Day Delinquencies	292	2,426,349
As % of Ending Pool Balance		1.429%
Total 30+ Day Delinquency % 1 Period Prior		1.271%
Total 30+ Day Delinquency % 2 Periods Prior		1.090%
Total 30+ Day Delinquency % 3 Periods Prior		0.966%

Four-month Average Total 30+ Day Delinquency %		1.189%

*	Liquidation Expenses incurred and associated with the liquidation process do not always occur in the same period of the actual collateral liquidation (i.e. servicer repossession costs can be incurred in periods prior to the eventual sale of a repossessed vehicle).